Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Opening net book amount	¥ 4,313,477	¥ 5,621,814	¥ 7,871,344
Business combination			43,858
Additions	3,897,130	2,621,209	1,494,313
Disposals	(443,806)	(527,300)	(365,450)
Disposal of subsidiaries	(67,871)	(134,829)
Depreciation charges	(2,459,041)	(3,210,081)	(3,441,352)
Impairment charges	(25,561)	(69,997)	0
Currency translation differences	(9,100)	12,661	19,101
Ending net book amount	5,205,228	4,313,477	5,621,814
Gross carrying amount
Property and equipment, net
Opening net book amount	15,405,739	17,810,635	19,910,106
Ending net book amount	14,039,159	15,405,739	17,810,635
Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(11,092,262)	(12,188,821)	(12,038,762)
Ending net book amount	(8,833,931)	(11,092,262)	(12,188,821)
Bikes and ebikes and related batteries
Property and equipment, net
Opening net book amount	1,926,385	2,941,792	4,526,777
Additions	267,704	328,330	129,198
Transfers	1,933,698	944,597	710,020
Disposals	(284,598)	(176,920)	(133,629)
Depreciation charges	(1,580,839)	(2,111,414)	(2,289,980)
Currency translation differences			(594)
Ending net book amount	2,262,350	1,926,385	2,941,792
Bikes and ebikes and related batteries | Gross carrying amount
Property and equipment, net
Opening net book amount	8,223,969	9,728,950	11,575,241
Ending net book amount	6,755,697	8,223,969	9,728,950
Bikes and ebikes and related batteries | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(6,297,584)	(6,787,158)	(7,048,464)
Ending net book amount	(4,493,347)	(6,297,584)	(6,787,158)
Computers and equipment
Property and equipment, net
Opening net book amount	1,379,735	1,439,997	1,360,176
Business combination			4,341
Additions	1,347,459	486,897	629,767
Transfers	117,913	231,720	94,559
Disposals	(47,923)	(36,953)	(48,038)
Disposal of subsidiaries	(65,449)	(42,401)
Depreciation charges	(595,547)	(654,366)	(612,849)
Impairment charges	(4,891)	(53,057)
Currency translation differences	(3,994)	7,898	12,041
Ending net book amount	2,127,303	1,379,735	1,439,997
Computers and equipment | Gross carrying amount
Property and equipment, net
Opening net book amount	4,302,574	4,145,016	3,723,744
Ending net book amount	5,216,119	4,302,574	4,145,016
Computers and equipment | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(2,922,839)	(2,705,019)	(2,363,568)
Ending net book amount	(3,088,816)	(2,922,839)	(2,705,019)
Vehicles
Property and equipment, net
Opening net book amount	523,155	715,917	1,203,627
Transfers	211,595	321,270	47,243
Disposals	(103,198)	(254,639)	(149,755)
Disposal of subsidiaries	(2,243)	(17,916)
Depreciation charges	(146,850)	(241,245)	(385,249)
Impairment charges		(309)
Currency translation differences	(104)	77	51
Ending net book amount	482,355	523,155	715,917
Vehicles | Gross carrying amount
Property and equipment, net
Opening net book amount	1,923,551	3,022,763	3,538,274
Ending net book amount	1,215,891	1,923,551	3,022,763
Vehicles | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(1,400,396)	(2,306,846)	(2,334,647)
Ending net book amount	(733,536)	(1,400,396)	(2,306,846)
Leasehold improvement
Property and equipment, net
Opening net book amount	199,040	334,267	363,645
Business combination			38,865
Additions	136	1,644	11,504
Transfers	91,007	70,836	95,121
Disposals	(7,120)	(11,351)	(33,458)
Disposal of subsidiaries		(1,076)
Depreciation charges	(135,243)	(200,130)	(145,253)
Impairment charges	(20,670)
Currency translation differences	(4,258)	4,850	3,843
Ending net book amount	122,892	199,040	334,267
Leasehold improvement | Gross carrying amount
Property and equipment, net
Opening net book amount	636,728	707,947	644,251
Ending net book amount	608,748	636,728	707,947
Leasehold improvement | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(437,688)	(373,680)	(280,606)
Ending net book amount	(485,856)	(437,688)	(373,680)
Assets under construction
Property and equipment, net
Opening net book amount	269,741	170,786	393,539
Additions	2,279,937	1,803,572	721,121
Transfers	(2,354,213)	(1,568,423)	(946,943)
Disposals		(46,097)
Disposal of subsidiaries		(73,429)
Impairment charges		(16,585)
Currency translation differences	(495)	(83)	3,069
Ending net book amount	194,970	269,741	170,786
Assets under construction | Gross carrying amount
Property and equipment, net
Opening net book amount	286,326	170,786	393,539
Ending net book amount	211,555	286,326	170,786
Assets under construction | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(16,585)
Ending net book amount	(16,585)	(16,585)
Others
Property and equipment, net
Opening net book amount	15,421	19,055	23,580
Business combination			652
Additions	1,894	766	2,723
Disposals	(967)	(1,340)	(570)
Disposal of subsidiaries	(179)	(7)
Depreciation charges	(562)	(2,926)	(8,021)
Impairment charges		(46)
Currency translation differences	(249)	(81)	691
Ending net book amount	15,358	15,421	19,055
Others | Gross carrying amount
Property and equipment, net
Opening net book amount	32,591	35,173	35,057
Ending net book amount	31,149	32,591	35,173
Others | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(17,170)	(16,118)	(11,477)
Ending net book amount	¥ (15,791)	¥ (17,170)	¥ (16,118)